Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Detail) ¥ in Thousands	Mar. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2024	¥ 3,867
2025	3,438
2026	3,207
2027	3,203
2028	¥ 3,187